Financial Instruments (Details) - UHI. - Warrants Issued By UhI [Member]	Dec. 29, 2020 $ / shares
Investments in Financial Instruments
Stock spot price	$ 190
Expected volatility rate	64.00%
Bottom Of Range
Investments in Financial Instruments
Equity stake	10.00%
Bottom Of Range | Weighted average cost of capital
Investments in Financial Instruments
Weighted average cost of capital	8
Top Of Range
Investments in Financial Instruments
Equity stake	35.90%
Top Of Range | Weighted average cost of capital
Investments in Financial Instruments
Weighted average cost of capital	9